UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09447

Jacob Funds Inc.

(Exact name of registrant as specified in charter)

C/O Jacob Asset Management of New York LLC

727 2nd Street #106

Hermosa Beach, CA 90254

(Address of principal executive offices) (Zip code)

Ryan Jacob

C/O Jacob Asset Management of New York LLC

727 2nd Street #106

Hermosa Beach, CA 90254

(Name and address of agent for service)

(424) 237-2164

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2025

Date of reporting period: August 31, 2025

Item 1. Reports to Stockholders.

(a)

Jacob Internet Fund
Investor Class | JAMFX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Jacob Internet Fund for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://jacobam.com/resources/reports/index.html. You can also request this information by contacting us at 1-424-237-2164.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$310	2.38%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2025, the Fund overperformed its benchmark, the S&P 500 TR and NASDAQ Composite Total Return Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund delivered strong performance over the past year, supported by a favorable market backdrop and disciplined positioning. Major equity indexes reached new highs as trade policy uncertainty eased, with finalized tariffs having a smaller-than-expected economic impact. This stability allowed investors to refocus on fundamentals, driving broad asset price gains. Economic growth exceeded expectations, inflation remained contained, and although labor market data showed some softening, overall conditions pointed to a stable economy. The Federal Reserve’s shift toward a more neutral stance, including the potential for rate cuts, further supported liquidity and valuations. The Fund will continue to focus on companies with strong growth potential and opportunities for valuation expansion.

Top Contributors
↑	Porch Group, Inc.
↑	SoFi Technologies, Inc.
↑	Lightwave Logic, Inc.

Top Detractors
↓	Digital Turbine, Inc.
↓	SNAP Inc.
↓	Braze, Inc.
PERFORMANCE
The Jacob Internet Fund gained 60.90% for the fiscal period ended August 31, 2025. Several holdings contributed meaningfully to performance, while a handful detracted.
Porch Group, Inc. was the largest contributor, rising +1078.50% during the period, supported by operational improvements and favorable market response.  SoFi Technologies, Inc. advanced +219.70%, reflecting strong performance across its lending and technology segments. Lightwave Logic, Inc. increased +175.40% following continued development progress in its  electro-optic polymer platform.
On the other side, Digital Turbine, Inc. declined -61.20%, weighed down by advertising weakness and slower uptake of new products. SNAP Inc. fell -38.50% amid challenges related to user growth and ad revenue trends. Braze, Inc. decreased -38.10%, as valuation multiples contracted despite ongoing execution.
Overall, gains from the Fund’s best performers outweighed the impact of its weaker holdings, contributing to the strong result for the fiscal year.
Jacob Internet Fund	PAGE 1	TSR-AR-469785604

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class (without sales charge)	60.90	4.55	14.03
S&P 500 TR	15.88	14.74	14.60
NASDAQ Composite Total Return Index	21.95	13.60	17.29
Visit https://jacobam.com/resources/reports/index.html for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$64,422,670
Number of Holdings	34
Net Advisory Fee	$660,270
Portfolio Turnover	58%
Visit https://jacobam.com/resources/reports/index.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers	(% of net assets)
MongoDB, Inc.	6.8%
OptimizeRx Corp.	6.5%
DraftKings, Inc.	5.6%
Porch Group, Inc.	4.9%
Block, Inc.	4.7%
Powerfleet, Inc.	4.5%
Doximity, Inc.	4.4%
Inspired Entertainment, Inc.	4.3%
Freightos Ltd.	4.1%
Coinbase Global, Inc.	4.1%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://jacobam.com/resources/reports/index.html.
Jacob Internet Fund	PAGE 2	TSR-AR-469785604

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jacob Asset Management documents not be householded, please contact Jacob Asset Management at 1-424-237-2164, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jacob Asset Management or your financial intermediary.
Jacob Internet Fund	PAGE 3	TSR-AR-469785604

Jacob Small Cap Growth Fund
Investor Class | JSCGX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Jacob Small Cap Growth Fund for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://jacobam.com/resources/reports/index.html. You can also request this information by contacting us at 1-424-237-2164.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$394	3.22%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2025, the Fund overperformed its benchmark, the S&P 500 TR and Russell 2000 Growth Total Return.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund delivered strong performance over the past year, supported by a favorable market backdrop and disciplined positioning. Major equity indexes reached new highs as trade policy uncertainty eased, with finalized tariffs having a smaller-than-expected economic impact. This stability allowed investors to refocus on fundamentals, driving broad asset price gains. Economic growth exceeded expectations, inflation remained contained, and although labor market data showed some softening, overall conditions pointed to a stable economy. The Federal Reserve’s shift toward a more neutral stance, including the potential for rate cuts, further supported liquidity and valuations. The Fund will continue to focus on companies with strong growth potential and opportunities for valuation expansion.

Top Contributors
↑	Porch Group, Inc.
↑	Celcuity, Inc.
↑	SoFi Technologies, Inc.

Top Detractors
↓	Digital Turbine, Inc.
↓	CareDx, Inc.
↓	Precision Biosciences, Inc.
PERFORMANCE
The Jacob Small Cap Growth Fund – Investor Class gained 44.64% for the fiscal period ended August 31, 2025. Performance was driven by several strong contributors, partially offset by a handful of holdings that declined.
Porch Group, Inc. was the largest contributor, rising +1078.50% during the period, supported by operational improvements and favorable market response.  Celcuity, Inc. rose +221.00% as the company reported progress in its clinical programs.  SoFi Technologies, Inc. advanced +219.70%, supported by growth across its lending and technology platforms.
Digital Turbine, Inc. declined -61.20%, reflecting weakness in advertising demand and slower-than-anticipated adoption of new offerings. CareDx, Inc. fell -55.60% as testing volumes and reimbursement trends weighed on results. Precision Biosciences, Inc. decreased -55.00% during the period following challenges in its development pipeline and capital markets activity.
Despite these detractors, positive contributions from top-performing holdings were greater, resulting in a strong fiscal-year return for the Fund.
Jacob Small Cap Growth Fund	PAGE 1	TSR-AR-469785109

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class (without sales charge)	44.64	3.71	7.21
S&P 500 TR	15.88	14.74	14.60
Russell 2000 Growth Total Return	10.48	7.07	8.75
Visit https://jacobam.com/resources/reports/index.html for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$10,071,443
Number of Holdings	35
Net Advisory Fee	$0
Portfolio Turnover	58%
Visit https://jacobam.com/resources/reports/index.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers	(% of net assets)
Celcuity, Inc.	10.7%
MongoDB, Inc.	6.3%
OptimizeRx Corp.	5.8%
Alphatec Holdings, Inc.	5.4%
Harrow, Inc.	4.8%
Porch Group, Inc.	4.5%
Powerfleet, Inc.	4.2%
Doximity, Inc.	3.9%
Inspired Entertainment, Inc.	3.8%
Zillow Group, Inc.	3.6%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://jacobam.com/resources/reports/index.html.
Jacob Small Cap Growth Fund	PAGE 2	TSR-AR-469785109

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jacob Asset Management documents not be householded, please contact Jacob Asset Management at 1-424-237-2164, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jacob Asset Management or your financial intermediary.
Jacob Small Cap Growth Fund	PAGE 3	TSR-AR-469785109

Jacob Small Cap Growth Fund
Institutional Class | JSIGX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Jacob Small Cap Growth Fund for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://jacobam.com/resources/reports/index.html. You can also request this information by contacting us at 1-424-237-2164.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$363	2.96%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2025, the Fund overperformed its benchmark, the S&P 500 TR and Russell 2000 Growth Total Return.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund delivered strong performance over the past year, supported by a favorable market backdrop and disciplined positioning. Major equity indexes reached new highs as trade policy uncertainty eased, with finalized tariffs having a smaller-than-expected economic impact. This stability allowed investors to refocus on fundamentals, driving broad asset price gains. Economic growth exceeded expectations, inflation remained contained, and although labor market data showed some softening, overall conditions pointed to a stable economy. The Federal Reserve’s shift toward a more neutral stance, including the potential for rate cuts, further supported liquidity and valuations. The Fund will continue to focus on companies with strong growth potential and opportunities for valuation expansion.

Top Contributors
↑	Porch Group, Inc.
↑	Celcuity, Inc.
↑	SoFi Technologies, Inc.

Top Detractors
↓	Digital Turbine, Inc.
↓	CareDx, Inc.
↓	Precision Biosciences, Inc.
PERFORMANCE
The Jacob Small Cap Growth Fund – Institutional Class gained 45.01% for the fiscal period ended August 31, 2025. Performance was driven by several strong contributors, partially offset by a handful of holdings that declined.
Porch Group, Inc. was the largest contributor, rising +1078.50% during the period, supported by operational improvements and favorable market response.  Celcuity, Inc. rose +221.00% as the company reported progress in its clinical programs.  SoFi Technologies, Inc. advanced +219.70%, supported by growth across its lending and technology platforms.
Digital Turbine, Inc. declined -61.20%, reflecting weakness in advertising demand and slower-than-anticipated adoption of new offerings. CareDx, Inc. fell -55.60% as testing volumes and reimbursement trends weighed on results. Precision Biosciences, Inc. decreased -55.00% during the period following challenges in its development pipeline and capital markets activity.
Despite these detractors, positive contributions from top-performing holdings were greater, resulting in a strong fiscal-year return for the Fund.
Jacob Small Cap Growth Fund	PAGE 1	TSR-AR-469785505

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	45.01	4.00	7.51
S&P 500 TR	15.88	14.74	14.60
Russell 2000 Growth Total Return	10.48	7.07	8.75
Visit https://jacobam.com/resources/reports/index.html for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$10,071,443
Number of Holdings	35
Net Advisory Fee	$0
Portfolio Turnover	58%
Visit https://jacobam.com/resources/reports/index.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers	(% of net assets)
Celcuity, Inc.	10.7%
MongoDB, Inc.	6.3%
OptimizeRx Corp.	5.8%
Alphatec Holdings, Inc.	5.4%
Harrow, Inc.	4.8%
Porch Group, Inc.	4.5%
Powerfleet, Inc.	4.2%
Doximity, Inc.	3.9%
Inspired Entertainment, Inc.	3.8%
Zillow Group, Inc.	3.6%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://jacobam.com/resources/reports/index.html.
Jacob Small Cap Growth Fund	PAGE 2	TSR-AR-469785505

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jacob Asset Management documents not be householded, please contact Jacob Asset Management at 1-424-237-2164, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jacob Asset Management or your financial intermediary.
Jacob Small Cap Growth Fund	PAGE 3	TSR-AR-469785505

Jacob Discovery Fund
Investor Class | JMCGX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Jacob Discovery Fund for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://jacobam.com/resources/reports/index.html. You can also request this information by contacting us at 1-424-237-2164.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$262	2.30%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2025, the Fund overperformed its benchmark, the S&P 500 TR and Russell Microcap Growth Total Return.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund delivered strong performance over the past year, supported by a favorable market backdrop and disciplined positioning. Major equity indexes reached new highs as trade policy uncertainty eased, with finalized tariffs having a smaller-than-expected economic impact. This stability allowed investors to refocus on fundamentals, driving broad asset price gains. Economic growth exceeded expectations, inflation remained contained, and although labor market data showed some softening, overall conditions pointed to a stable economy. The Federal Reserve’s shift toward a more neutral stance, including the potential for rate cuts, further supported liquidity and valuations. The Fund will continue to focus on companies with strong growth potential and opportunities for valuation expansion.

Top Contributors
↑	Porch Group, Inc.
↑	Celcuity, Inc.
↑	Lightwave Logic, Inc.

Top Detractors
↓	Leafly Holdings, Inc.
↓	CareDx, Inc.
↓	Precision Biosciences, Inc.
PERFORMANCE
The Jacob Discovery Fund – Investor Class gained 26.62% for the fiscal period ended August 31, 2025. Several holdings provided strong gains, though a number of smaller positions experienced significant declines.
Porch Group, Inc. was the largest contributor, rising +1078.50% during the period, supported by operational improvements and favorable market response.  Celcuity, Inc. advanced +221.00%, supported by updates in its clinical development programs. Lightwave Logic, Inc. increased +175.00% on continued progress in its  electro-optic polymer technology development.
Leafly Holdings, Inc. was the weakest performer, declining -87.50% amid ongoing industry challenges and pressure on cannabis-related equities.  CareDx, Inc. fell -55.60%, impacted by testing and reimbursement trends. Precision Biosciences, Inc. decreased -55.00% during the period following setbacks in its development pipeline and financing activities.
Jacob Discovery Fund	PAGE 1	TSR-AR-469785406

Overall, gains from the Fund’s top contributors more than offset the declines from its weakest holdings, producing a positive return for the fiscal year.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class (without sales charge)	26.62	4.48	9.71
S&P 500 TR	15.88	14.74	14.60
Russell Microcap Growth Total Return	25.59	5.97	6.45
Visit https://jacobam.com/resources/reports/index.html for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$16,168,637
Number of Holdings	45
Net Advisory Fee	$33,932
Portfolio Turnover	26%
Visit https://jacobam.com/resources/reports/index.html for more recent performance information.
Jacob Discovery Fund	PAGE 2	TSR-AR-469785406

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers	(% of net assets)
Celcuity, Inc.	11.8%
Powerfleet, Inc.	4.8%
Harrow, Inc.	4.7%
Freightos Ltd.	4.6%
Thunderbird Entertainment Group, Inc.	4.4%
Inspired Entertainment, Inc.	3.9%
Usio, Inc.	3.7%
Solitario Resources Corp.	3.6%
OptimizeRx Corp.	3.4%
Alphatec Holdings, Inc.	3.3%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://jacobam.com/resources/reports/index.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jacob Asset Management documents not be householded, please contact Jacob Asset Management at 1-424-237-2164, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jacob Asset Management or your financial intermediary.
Jacob Discovery Fund	PAGE 3	TSR-AR-469785406

Jacob Discovery Fund
Institutional Class | JMIGX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Jacob Discovery Fund for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://jacobam.com/resources/reports/index.html. You can also request this information by contacting us at 1-424-237-2164.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$228	2.00%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2025, the Fund overperformed its benchmark, the S&P 500 TR and Russell Microcap Growth Total Return.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund delivered strong performance over the past year, supported by a favorable market backdrop and disciplined positioning. Major equity indexes reached new highs as trade policy uncertainty eased, with finalized tariffs having a smaller-than-expected economic impact. This stability allowed investors to refocus on fundamentals, driving broad asset price gains. Economic growth exceeded expectations, inflation remained contained, and although labor market data showed some softening, overall conditions pointed to a stable economy. The Federal Reserve’s shift toward a more neutral stance, including the potential for rate cuts, further supported liquidity and valuations. The Fund will continue to focus on companies with strong growth potential and opportunities for valuation expansion.

Top Contributors
↑	Porch Group, Inc.
↑	Celcuity, Inc.
↑	Lightwave Logic, Inc.

Top Detractors
↓	Leafly Holdings, Inc.
↓	CareDx, Inc.
↓	Precision Biosciences, Inc.
PERFORMANCE
The Jacob Discovery Fund – Institutional Class gained 26.98% for the fiscal period ended August 31, 2025. Several holdings provided strong gains, though a number of smaller positions experienced significant declines.
Porch Group, Inc. was the largest contributor, rising +1078.50% during the period, supported by operational improvements and favorable market response.  Celcuity, Inc. advanced +221.00%, supported by updates in its clinical development programs. Lightwave Logic, Inc. increased +175.00% on continued progress in its  electro-optic polymer technology development.
Leafly Holdings, Inc. was the weakest performer, declining -87.50% amid ongoing industry challenges and pressure on cannabis-related equities.  CareDx, Inc. fell -55.60%, impacted by testing and reimbursement trends. Precision Biosciences, Inc. decreased -55.00% during the period following setbacks in its development pipeline and financing activities.
Jacob Discovery Fund	PAGE 1	TSR-AR-469785307

Overall, gains from the Fund’s top contributors more than offset the declines from its weakest holdings, producing a positive return for the fiscal year.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	26.98	4.78	10.00
S&P 500 TR	15.88	14.74	14.60
Russell Microcap Growth Total Return	25.59	5.97	6.45
Visit https://jacobam.com/resources/reports/index.html for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$16,168,637
Number of Holdings	45
Net Advisory Fee	$33,932
Portfolio Turnover	26%
Visit https://jacobam.com/resources/reports/index.html for more recent performance information.
Jacob Discovery Fund	PAGE 2	TSR-AR-469785307

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers	(% of net assets)
Celcuity, Inc.	11.8%
Powerfleet, Inc.	4.8%
Harrow, Inc.	4.7%
Freightos Ltd.	4.6%
Thunderbird Entertainment Group, Inc.	4.4%
Inspired Entertainment, Inc.	3.9%
Usio, Inc.	3.7%
Solitario Resources Corp.	3.6%
OptimizeRx Corp.	3.4%
Alphatec Holdings, Inc.	3.3%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://jacobam.com/resources/reports/index.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jacob Asset Management documents not be householded, please contact Jacob Asset Management at 1-424-237-2164, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jacob Asset Management or your financial intermediary.
Jacob Discovery Fund	PAGE 3	TSR-AR-469785307

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant has posted its code of ethics on its Internet website: https://jacobam.com/resources/reports/index.html

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that there is at least one audit committee financial expert serving on its audit committee. William B. Fell is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2025	FYE 8/31/2024
(a) Audit Fees	$40,800	$54,400
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$7,500	$10,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2025	FYE 8/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 8/31/2025	FYE 8/31/2024
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: William B. Fell, Christopher V. Hajinian and Jeffrey I. Schwarzschild.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Jacob Funds
Jacob Internet Fund
Jacob Small Cap Growth Fund
Jacob Discovery Fund
Financial Statements
August 31, 2025

Jacob Internet Fund
Schedule of Investments
August 31, 2025

	Shares	Value
COMMON STOCKS - 100.0%
Arrangement of Transportation of Freight & Cargo - 4.1%
Freightos Ltd.(a)	804,957	$2,640,259
Auto Dealers & Gasoline Stations - 2.7%
TrueCar, Inc.(a)	798,000	1,755,600
Business Services - 16.6%
Coinbase Global, Inc. - Class A(a)	8,600	2,619,044
comScore, Inc.(a)	173,750	1,139,800
Grab Holdings Ltd. - Class A(a)	230,000	1,147,700
OptimizeRx Corp.(a)	230,902	4,172,399
Zhihu, Inc. - ADR(a)	334,000	1,603,200
		10,682,143
Communications Equipment - 4.4%
Powerfleet, Inc.(a)	613,918	2,866,997
Computer Peripheral Equipment - 1.9%
Identiv, Inc.(a)	337,726	1,249,586
Computer Processing & Data Preparation - 9.9%
Doximity, Inc. - Class A(a)	41,500	2,819,510
Nextdoor Holdings, Inc.(a)	928,100	1,902,605
ReposiTrak, Inc.(b)	104,000	1,684,800
		6,406,915
Computer Programming, Data Processing, Etc. - 19.7%
Braze, Inc. - Class A(a)	88,600	2,454,220
Cloudflare, Inc. - Class A(a)	12,000	2,504,520
Confluent, Inc. - Class A(a)	103,800	2,061,468
MongoDB, Inc.(a)	13,877	4,379,720
Snap, Inc. - Class A(a)	184,000	1,313,760
		12,713,688
Finance Services - 10.1%
Block, Inc.(a)	38,000	3,026,320
Circle Internet Group, Inc.(a)(b)	4,000	527,920
NU Holdings Ltd. - Class A(a)	112,000	1,657,600
SoFi Technologies, Inc.(a)	50,800	1,297,432
		6,509,272
Miscellaneous Amusement & Recreation - 12.0%
DraftKings, Inc. - Class A(a)	75,200	3,608,096
Flutter Entertainment PLC(a)	4,400	1,351,548
Inspired Entertainment, Inc.(a)	294,843	2,742,040
		7,701,684
Miscellaneous Plastics Products - 0.8%
Lightwave Logic, Inc.(a)(b)	150,000	504,000
Mortgage Bankers & Loan Correspondents - 2.4%
Rocket Cos., Inc. - Class A(b)	86,000	1,528,220

	Shares	Value
Patent Owners & Lessors - 1.7%
Immersion Corp.	153,111	$1,080,964
Personal Services - 3.1%
WM Technology, Inc.(a)	1,594,662	1,977,381
Real Estate - 8.9%
Porch Group, Inc.(a)	187,100	3,175,087
Zillow Group, Inc. - Class C(a)	30,275	2,552,485
		5,727,572
Semiconductors & Related Devices - 1.7%
Atomera, Inc.(a)(b)	102,100	334,888
Impinj, Inc.(a)	3,920	734,882
		1,069,770
TOTAL COMMON STOCKS (Cost $48,284,712)		64,414,051
SHORT-TERM INVESTMENTS - 7.4%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 7.1%
First American Government Obligations Fund - Class X, 4.22%(c)(d)	4,536,567	4,536,567
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 4.22%(c)	207,568	207,568
TOTAL SHORT-TERM INVESTMENTS (Cost $4,744,135)		4,744,135
TOTAL INVESTMENTS - 107.4% (Cost $53,028,847)		$69,158,186
Liabilities in Excess of Other Assets - (7.4)%		(4,735,516)
TOTAL NET ASSETS - 100.0%		$64,422,670

Percentages are stated as a percent of net assets.
Schedule of Investments is classified using the U.S. Securities and Exchange Commission’s Standard Industrial Classification (SIC) Code List.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of August 31, 2025. The fair value of these securities was $4,321,794.
(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
(d)	The collateral for securities on loan.
The accompanying notes are an integral part of these financial statements.

1

Jacob Small Cap Growth Fund
Schedule of Investments
August 31, 2025

	Shares	Value
COMMON STOCKS - 99.4%
Biological Products (No Diagnostic Substances) - 5.0%
Beam Therapeutics, Inc.(a)(b)	8,600	$140,696
CRISPR Therapeutics AG(a)	2,600	134,758
Krystal Biotech, Inc.(a)	1,200	177,240
Precision BioSciences, Inc.(a)	10,557	51,729
		504,423
Business Services - 8.1%
OptimizeRx Corp.(a)	32,535	587,907
Zhihu, Inc. - ADR(a)	48,000	230,400
		818,307
Communications Equipment - 4.1%
Powerfleet, Inc.(a)	89,500	417,965
Computer Peripheral Equipment - 1.6%
Identiv, Inc.(a)	43,800	162,060
Computer Processing & Data Preparation - 6.6%
Doximity, Inc. - Class A(a)	5,800	394,052
Nextdoor Holdings, Inc.(a)	130,400	267,320
		661,372
Computer Programming, Data Processing, Etc. - 14.6%
Braze, Inc. - Class A(a)	12,800	354,560
Confluent, Inc. - Class A(a)	14,900	295,914
MongoDB, Inc.(a)	2,000	631,220
Snap, Inc. - Class A(a)	26,200	187,068
		1,468,762
Finance Services - 1.8%
SoFi Technologies, Inc.(a)	7,000	178,780
Industrial Organic Chemicals - 2.4%
Codexis, Inc.(a)	89,046	243,096
Medical Laboratories - 13.9%
CareDx, Inc.(a)	23,617	322,608
Celcuity, Inc.(a)	21,000	1,075,830
		1,398,438
Miscellaneous Amusement & Recreation - 3.8%
Inspired Entertainment, Inc.(a)	40,992	381,226
Motion Picture & Video Tape Production - 2.6%
Thunderbird Entertainment Group, Inc.(a)	230,000	259,900
Patent Owners & Lessors - 1.4%
Immersion Corp.	19,791	139,725
Personal Services - 2.9%
WM Technology, Inc.(a)	236,581	293,360
Pharmaceutical Preparations - 13.5%
Arcturus Therapeutics Holdings, Inc.(a)	5,580	94,916
Cartesian Therapeutics, Inc.(a)(b)	4,700	47,235

	Shares	Value
Esperion Therapeutics, Inc.(a)(b)	120,000	$266,400
Harrow, Inc.(a)	12,414	484,146
Heron Therapeutics, Inc.(a)(b)	212,097	286,331
Ideaya Biosciences, Inc.(a)	7,249	177,963
		1,356,991
Real Estate - 8.1%
Porch Group, Inc.(a)	26,589	451,215
Zillow Group, Inc. - Class C(a)	4,300	362,533
		813,748
Semiconductors & Related Devices - 1.0%
Impinj, Inc.(a)	554	103,858
Surgical & Medical Instruments & Apparatus - 8.0%
Alphatec Holdings, Inc.(a)	34,263	544,782
Tela Bio, Inc.(a)(b)	147,000	261,660
		806,442
TOTAL COMMON STOCKS (Cost $6,942,337)		10,008,453
SHORT-TERM INVESTMENTS - 8.1%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 7.6%
First American Government Obligations Fund - Class X, 4.22%(c)(d)	768,517	768,517
MONEY MARKET FUNDS - 0.5%
First American Government Obligations Fund - Class X, 4.22%(c)	52,248	52,248
TOTAL SHORT-TERM INVESTMENTS (Cost $820,765)		820,765
TOTAL INVESTMENTS - 107.5% (Cost $7,763,102)		$10,829,218
Liabilities in Excess of Other Assets - (7.5)%		(757,775)
TOTAL NET ASSETS - 100.0%		$10,071,443

Percentages are stated as a percent of net assets.
Schedule of Investments is classified using the U.S. Securities and Exchange Commission’s Standard Industrial Classification (SIC) Code List.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of August 31, 2025. The fair value of these securities was $697,118.
(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
(d)	The collateral for securities on loan.
The accompanying notes are an integral part of these financial statements.

2

Jacob Discovery Fund
Schedule of Investments
August 31, 2025

	Shares	Value
COMMON STOCKS - 96.6%
Advertising - 2.5%
IZEA Worldwide, Inc.(a)	104,650	$395,577
Arrangement of Transportation of Freight & Cargo - 4.6%
Freightos Ltd.(a)	226,000	741,280
Auto Dealers & Gasoline Stations - 2.4%
TrueCar, Inc.(a)	177,000	389,400
Biological Products (No Diagnostic Substances) - 1.1%
Precision BioSciences, Inc.(a)	37,089	181,736
Business Services - 7.6%
comScore, Inc.(a)	49,305	323,441
OptimizeRx Corp.(a)	30,154	544,882
Zhihu, Inc. - ADR(a)	75,366	361,757
		1,230,080
Calculating & Accounting Machines (No Electronic Computers) - 1.2%
Cantaloupe, Inc.(a)	18,325	199,193
Communications Equipment - 4.8%
Powerfleet, Inc.(a)	165,121	771,115
Computer Peripheral Equipment - 2.3%
Identiv, Inc.(a)	99,555	368,354
Computer Processing & Data Preparation - 4.1%
DouYu International Holdings Ltd. - ADR	10,000	77,200
HUYA, Inc. - ADR	19,000	68,020
Nextdoor Holdings, Inc.(a)	54,000	110,700
ReposiTrak, Inc.(b)	25,512	413,294
		669,214
Consumer Credit Reporting, Collection Agencies - 0.8%
CreditRiskMonitor.com, Inc.(a)	66,200	136,372
Functions Related to Depository Banking - 3.7%
Usio, Inc.(a)	410,100	604,897
Gold and Silver Ores - 3.6%
Solitario Resources Corp.(a)	761,306	583,160
Help Supply Services - 2.8%
Star Equity Holdings, Inc(a)	48,451	455,924

	Shares	Value
Industrial Organic Chemicals - 1.6%
Codexis, Inc.(a)	93,875	$256,279
Medical Laboratories - 13.6%
CareDx, Inc.(a)	21,800	297,788
Celcuity, Inc.(a)	37,209	1,906,217
		2,204,005
Metal Mining - 2.2%
Western Copper & Gold Corp.(a)	254,950	359,480
Mining & Quarrying of Nonmetallic Mineral (No Fuels) - 1.6%
Azimut Exploration, Inc.(a)	462,480	250,988
Miscellaneous Amusement & Recreation - 3.9%
Inspired Entertainment, Inc.(a)	67,336	626,225
Miscellaneous Plastics Products - 1.0%
Lightwave Logic, Inc.(a)(b)	50,000	168,000
Motion Picture & Video Tape Production - 4.4%
Thunderbird Entertainment Group, Inc.(a)	625,135	706,403
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.2%
Inogen, Inc.(a)	25,000	199,750
Patent Owners & Lessors - 1.4%
Immersion Corp.	32,182	227,205
Personal Services - 2.9%
WM Technology, Inc.(a)	371,788	461,017
Pharmaceutical Preparations - 14.0%
Arcturus Therapeutics Holdings, Inc.(a)	10,370	176,394
Cartesian Therapeutics, Inc.(a)(b)	7,000	70,350
DiaMedica Therapeutics, Inc.(a)(b)	80,730	460,968
Esperion Therapeutics, Inc.(a)(b)	94,000	208,680
Harrow, Inc.(a)	19,547	762,333
Heron Therapeutics, Inc.(a)(b)	81,960	110,646
Ideaya Biosciences, Inc.(a)	12,335	302,824
Omeros Corp.(a)(b)	40,000	166,400
		2,258,595
Real Estate - 1.4%
Porch Group, Inc.(a)	13,050	221,459
Semiconductors & Related Devices - 0.7%
Atomera, Inc.(a)(b)	36,800	120,704

The accompanying notes are an integral part of these financial statements.

3

Jacob Discovery Fund
Schedule of Investments
August 31, 2025 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Surgical & Medical Instruments & Apparatus - 5.2%
Alphatec Holdings, Inc.(a)	33,200	$527,880
Cerus Corp.(a)	100,000	131,000
Tela Bio, Inc.(a)(b)	99,775	177,599
		836,479
TOTAL COMMON STOCKS (Cost $16,445,515)		15,622,891
PREFERRED STOCKS - 0.1%
Advertising Agencies - 0.1%
SRAX INC-PFD, 0.00%	368,541	8,808
TOTAL PREFERRED STOCKS (Cost $18,017)		8,808
SHORT-TERM INVESTMENTS - 11.7%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.6%
First American Government Obligations Fund - Class X, 4.22%(c)(d)	1,548,841	1,548,841
MONEY MARKET FUNDS - 2.1%
First American Government Obligations Fund - Class X, 4.22%(c)	342,581	342,581
TOTAL SHORT-TERM INVESTMENTS (Cost $1,891,422)		1,891,422
TOTAL INVESTMENTS - 108.4% (Cost $18,354,954)		17,523,121
Liabilities in Excess of Other Assets - (8.4)%		(1,354,484)
TOTAL NET ASSETS - 100.0%		$16,168,637

Percentages are stated as a percent of net assets.
Schedule of Investments is classified using the U.S. Securities and Exchange Commission’s Standard Industrial Classification (SIC) Code List.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of August 31, 2025. The fair value of these securities was $1,425,893.
(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
(d)	The collateral for securities on loan.
The accompanying notes are an integral part of these financial statements.

4

JACOB FUNDS INC.
STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2025

	Jacob Internet Fund	Jacob Small Cap Growth Fund	Jacob Discovery Fund
Assets:
Investments, at value (cost $53,028,847, $7,763,102 and $18,354,954, respectively)	$69,158,186*	$10,829,218*	$17,523,121*
Receivable for capital shares sold	19,384	5,700	17,760
Receivable for investments sold	70,813	81,360	224,344
Receivable for securities lending income	7,800	677	1,618
Dividend and interest receivable	1,025	163	845
Due from adviser	—	1,018	—
Prepaid expenses and other assets	17,491	11,439	12,131
Total assets	69,274,699	10,929,575	17,779,819
Liabilities:
Collateral on securities loaned	4,536,567	768,517	1,548,841
Payable for securities purchased	130,932	42,015	—
Payable for capital shares repurchased	—	—	557
Payable for investment adviser fees	62,430	—	9,078
Payable for distribution and shareholder servicing expenses-Investor Class (see Note 7)	13,633	1,519	1,383
Accrued accounting fees	4,921	5,924	5,970
Accrued administration fees	12,127	6,151	8,598
Accrued audit fees	16,100	16,100	16,100
Accrued directors fees	19,240	2,702	4,552
Accrued legal fees	28,002	3,466	2,360
Accrued transfer agent fees	19,979	8,458	9,400
Accrued expenses and other liabilities	8,098	3,280	4,343
Total liabilities	4,852,029	858,132	1,611,182
Net Assets	$64,422,670	$10,071,443	$16,168,637
Net Assets Consist of:
Capital stock	$50,184,628	$8,408,410	$41,672,045
Total accumulated gains (losses)	14,238,042	1,663,033	(25,503,408)
Total net assets	$64,422,670	$10,071,443	$16,168,637
Institutional Class
Net Assets	$—	$6,089,798	$9,269,051
Shares outstanding(1)	—	217,071	297,426
Net asset value, redemption price and offering price per share(2)	$—	$28.05	$31.16
Investor Class
Net Assets	$64,422,670	$3,981,645	$6,899,586
Shares outstanding(1)	8,553,393	148,258	247,558
Net asset value, redemption price and offering price per share(2)	$7.53	$26.86	$27.87

*	Includes loaned securities with market value totaling $4,321,794, $697,118 and $1,425,893 for the Jacob Internet Fund, Jacob Small Cap Growth Fund and Jacob Discovery Fund, respectively.
(1)	20 billion shares of $0.001 par value authorized for the Trust.
(2)	Redemption of shares held less than 30 days may be charged a 2% redemption fee. See Note 3.
The accompanying notes are an integral part of these financial statements.

5

JACOB FUNDS INC.
STATEMENTS OF OPERATIONS
For the Year Ended August 31, 2025

	Jacob Internet Fund	Jacob Small Cap Growth Fund	Jacob Discovery Fund
Investment Income:
Dividend income	$444,777	$30,620	$252,731
Interest income	10,879	1,691	12,425
Securities lending income	35,520	8,512	24,973
Total Investment Income	491,176	40,823	290,129
Expenses:
Investment adviser fees	660,270	60,545	157,263
Distribution and shareholder servicing expenses-Investor Class (See Note 7)	138,778	7,945	17,108
Administration fees	83,339	51,272	57,351
Fund accounting fees	29,831	35,573	35,831
Transfer agent fees	116,773	47,803	56,163
Custody fees	7,639	5,964	5,847
Federal and state registration	24,010	35,618	34,772
Insurance expense	6,861	989	2,496
Audit fees	16,701	16,701	16,700
Legal fees	86,092	12,125	18,484
Printing and mailing of reports to shareholders	9,296	3,594	4,040
Directors’ fees	70,595	9,967	17,494
Miscellaneous expenses	11,614	4,879	6,032
Total Expenses	1,261,799	292,975	429,581
Expense Waiver (See Note 6)	—	(60,545)	(123,331)
Distribution and Shareholder Servicing Expense Waiver (See Note 7)	(6,724)	(404)	(1,060)
Net Expenses	1,255,075	232,026	305,190
Net Investment Loss	(763,899)	(191,203)	(15,061)
Realized and Unrealized Gain on Investments:
Net realized gain (loss) on:
Investments	11,640,542	780,280	(560,845)
Change in net unrealized appreciation (depreciation) on investments	13,661,741	2,406,428	4,006,509
Net Realized and Unrealized Gain on Investments	25,302,283	3,186,708	3,445,664
Net Increase in Net Assets Resulting from Operations	$24,538,384	$2,995,505	$3,430,603

The accompanying notes are an integral part of these financial statements.

6

JACOB INTERNET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2025	2024
Operations:
Net investment loss	$(763,899)	$(916,322)
Net realized gain on investment transactions	11,640,542	437,324
Change in net unrealized appreciation (depreciation) on investments	13,661,741	4,701,977
Net increase in net assets resulting from operations	24,538,384	4,222,979
Capital Share Transactions: (Note 3)
Proceeds from shares sold	10,795,538	1,712,190
Cost of shares redeemed	(15,489,840)	(10,963,872)
Redemption fees	62,729	4,918
Net decrease in net assets resulting from capital share transactions	(4,631,573)	(9,246,764)
Net Increase (Decrease) in Net Assets	19,906,811	(5,023,785)
Net Assets:
Beginning of year	44,515,859	49,539,644
End of year	$64,422,670	$44,515,859

The accompanying notes are an integral part of these financial statements.

7

JACOB SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2025	2024
Operations:
Net investment loss	$(191,203)	$(192,961)
Net realized gain (loss) on:
Investments	780,280	678,937
Foreign currency transactions	—	(179)
Change in net unrealized appreciation (depreciation) on investments	2,406,428	509,677
Net increase in net assets resulting from operations	2,995,505	995,474
Capital Share Transactions: (Note 3)
Proceeds from shares sold	1,356,228	575,021
Cost of shares redeemed	(1,288,881)	(1,817,303)
Redemption fees	3,264	3,921
Net increase (decrease) in net assets resulting from capital share transactions	70,611	(1,238,361)
Net Increase (Decrease) in Net Assets	3,066,116	(242,887)
Net Assets:
Beginning of year	7,005,327	7,248,214
End of year	$10,071,443	$7,005,327

The accompanying notes are an integral part of these financial statements.

8

JACOB DISCOVERY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2025	2024
Operations:
Net investment loss	$(15,061)	$(170,384)
Net realized loss on:
Investments	(560,845)	(3,383,644)
Foreign currency transactions	—	(45)
Change in net unrealized appreciation (depreciation) on investments	4,006,509	4,405,828
Net increase in net assets resulting from operations	3,430,603	851,755
Capital Share Transactions: (Note 3)
Proceeds from shares sold	889,034	596,730
Cost of shares redeemed	(3,811,375)	(8,071,371)
Redemption fees	27	127
Net decrease in net assets resulting from capital share transactions	(2,922,314)	(7,474,514)
Net Increase (Decrease) in Net Assets	508,289	(6,622,759)
Net Assets:
Beginning of year	15,660,348	22,283,107
End of year	$16,168,637	$15,660,348

The accompanying notes are an integral part of these financial statements.

9

JACOB INTERNET FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS
The table below sets forth financial data for a share of the Fund outstanding throughout each year presented.

	Year Ended August 31,
	2025	2024	2023	2022	2021
Per Share Data:
Net asset value, beginning of year	$4.68	$4.30	$4.84	$10.63	$7.18
Income (loss) from investment operations:
Net investment loss(1)	(0.08)	(0.09)	(0.09)	(0.16)	(0.19)
Net realized and unrealized gain (loss) on investment transactions	2.92	0.47	(0.45)	(5.34)	4.81
Total from investment operations	2.84	0.38	(0.54)	(5.50)	4.62
Less distributions from net realized gains	—	—	—	(0.29)	(1.19)
Paid in capital from redemption fees(2)	0.01	0.00(3)	0.00(3)	0.00(3)	0.02
Net asset value, end of year	$7.53	$4.68	$4.30	$4.84	$10.63
Total return	60.90%	8.84%	−11.16%	−53.13%	71.34%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$64,423	$44,516	$49,535	$63,096	$170,119
Ratio of gross operating expenses (prior to waivers) to average net assets	2.39%	2.58%	2.54%	2.12%	2.03%
Ratio of net operating expenses (after waivers) to average net assets(4)	2.38%(5)	2.48%	2.44%	2.02%	1.93%
Ratio of net investment loss (prior to waivers) to average net assets	(1.46)%	(1.98)%	(2.18)%	(2.11)%	(1.98)%
Ratio of net investment loss (after waivers) to average net assets(4)	(1.45)%(5)	(1.88)%	(2.08)%	(2.01)%	(1.88)%
Portfolio turnover rate	58%	42%	45%	42%	44%

(1)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.
(2)	Paid in capital from redemption fees per share represents redemption fees divided by the average shares outstanding throughout the year.
(3)	Less than $0.01 per share.
(4)
For the period September 1, 2011 through January 5, 2026, the Adviser has contractually agreed to waive its advisory fee in an amount up to an annual rate of 0.10% of the Fund’s average daily net assets, to the extent that the Fund’s gross operating expense ratio exceeds 2.95%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses. Prior to October 25, 2024, the Fund adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may pay Plan related expenses up to 0.35% of average daily net assets on an annual basis. The Adviser has agreed to waive 0.10% of the 0.35% Plan fee.

(5)
On October 25, 2024, pursuant to an agreement between Jacob Funds Inc., on behalf of the Fund, the Board approved an amended and restated distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, to reduce the Plan related expenses from 0.35% to 0.25% of average daily net assets on an annual basis.

The accompanying notes are an integral part of these financial statements.

10

JACOB SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
The table below sets forth financial data for a share of the Fund outstanding throughout each year presented.

	Year Ended August 31,
	2025	2024	2023	2022	2021
Per Share Data:
Net asset value, beginning of year	$19.35	$16.71	$17.29	$43.52	$30.80
Income (loss) from investment operations:
Net investment loss(1)	(0.52)	(0.46)	(0.41)	(0.52)	(0.68)
Net realized and unrealized gain (loss) on investment transactions	9.21	3.10	(0.17)	(20.09)	18.37
Total from investment operations	8.69	2.64	(0.58)	(20.61)	17.69
Less distributions from net realized gains	—	—	—	(5.62)	(5.02)
Paid in capital from redemption fees(2)	0.01	0.00(3)	0.00(3)	0.00(3)	0.05
Net asset value, end of year	$28.05	$19.35	$16.71	$17.29	$43.52
Total return	45.01%	15.80%	−3.35%	−53.74%	62.04%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$6,090	$4,204	$4,261	$5,057	$12,782
Ratio of gross operating expenses (prior to waiver) to average net assets	3.76%	3.92%	3.63%	2.46%	1.84%
Ratio of net operating expenses (after waiver) to average net assets(4)	2.96%	3.12%	2.83%	1.95%	1.74%
Ratio of net investment loss (prior to waiver) to average net assets	(3.23)%	(3.45)%	(3.23)%	(2.37)%	(1.80)%
Ratio of net investment loss (after waiver) to average net assets(4)	(2.43)%	(2.65)%	(2.43)%	(1.86)%	(1.70)%
Portfolio turnover rate	58%	54%	64%	45%	71%

(1)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.
(2)	Paid in capital from redemption fees per share represents redemption fees divided by the average shares outstanding throughout the year.
(3)	Less than $0.01 per share.
(4)
The Adviser has contractually agreed, effective November 12, 2012 (date of reorganization) through January 5, 2026, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 1.95%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

The accompanying notes are an integral part of these financial statements.

11

JACOB SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS
The table below sets forth financial data for a share of the Fund outstanding throughout each year presented.

	Year Ended August 31,
	2025	2024	2023	2022	2021
Per Share Data:
Net asset value, beginning of year	$18.57	$16.08	$16.68	$42.33	$30.14
Income (loss) from investment operations:
Net investment loss(1)	(0.55)	(0.48)	(0.44)	(0.61)	(0.76)
Net realized and unrealized gain (loss) on investment transactions	8.83	2.97	(0.16)	(19.42)	17.92
Total from investment operations	8.28	2.49	(0.60)	(20.03)	17.16
Less distributions from net realized gains	—	—	—	(5.62)	(5.02)
Paid in capital from redemption fees(2)	0.01	0.00(3)	0.00(3)	0.00(3)	0.05
Net asset value, end of year	$26.86	$18.57	$16.08	$16.68	$42.33
Total return	44.64%	15.49%	−3.60%	−53.90%	61.60%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$3,982	$2,802	$2,987	$3,488	$17,384
Ratio of gross operating expenses (prior to waiver) to average net assets	4.02%	4.26%	3.88%	2.70%	2.07%
Ratio of net operating expenses (after waiver) to average net assets(4)	3.22%(5)	3.36%	3.08%	2.25%	1.93%
Ratio of net investment loss (prior to waiver) to average net assets	(3.48)%	(3.78)%	(3.47)%	(2.62)%	(2.03)%
Ratio of net investment loss (after waiver) to average net assets(4)	(2.68)%(5)	(2.88)%	(2.67)%	(2.17)%	(1.89)%
Portfolio turnover rate	58%	64%	64%	45%	71%

(1)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.
(2)	Paid in capital from redemption fees per share represents redemption fees divided by the average shares outstanding throughout the year.
(3)	Less than $0.01 per share.
(4)
The Adviser has contractually agreed, effective November 12, 2012 (date of reorganization) through January 5, 2026, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.25%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses. Prior to October 25, 2024, the Adviser has agreed to waive 0.10% of the 0.35% Plan fee.

(5)
On October 25, 2024, pursuant to an agreement between Jacob Funds Inc., on behalf of the Fund, the Board approved an amended and restated distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, to reduce the Plan related expenses from 0.35% to 0.25% of average daily net assets on an annual basis.

The accompanying notes are an integral part of these financial statements.

12

JACOB DISCOVERY FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
The table below sets forth financial data for a share of the Fund outstanding throughout each year presented.

	Year Ended August 31,
	2025	2024	2023	2022	2021
Per Share Data:
Net asset value, beginning of year	$24.54	$23.06	$24.48	$45.90	$27.00
Income (loss) from investment operations:
Net investment income (loss)(1)	0.00(3)	(0.16)	(0.40)	(0.61)	(0.65)
Net realized and unrealized gain (loss) on investment transactions	6.62	1.64	(1.02)	(19.91)	21.69
Total from investment operations	6.62	1.48	(1.42)	(20.52)	21.04
Less distributions from net investment income	—	—	—	(0.18)	—
Less distributions from net realized gains	—	—	—	(0.73)	(2.24)
Paid in capital from redemption fees(2)	0.00(3)	0.00(3)	0.00(3)	0.01	0.10
Net asset value, end of year	$31.16	$24.54	$23.06	$24.48	$45.90
Total return	26.98%	6.42%	−5.80%	−45.51%	82.06%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$9,269	$8,310	$10,013	$13,274	$30,536
Ratio of gross operating expenses (prior to waiver) to average net assets	2.89%	2.68%	2.30%	1.80%	1.74%
Ratio of net operating expenses (after waiver) to average net assets(4)	2.00%	2.00%	2.00%	1.80%	1.67%
Ratio of net investment loss (prior to waiver) to average net assets	(0.88)%	(1.39)%	(1.97)%	(1.80)%	(1.66)%
Ratio of net investment income (loss) (after waiver) to average net assets(4)	0.01%	(0.71)%	(1.67)%	(1.80)%	(1.59)%
Portfolio turnover rate	26%	20%	16%	23%	32%

(1)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.
(2)	Paid in capital from redemption fees per share represents redemption fees divided by the average shares outstanding throughout the year.
(3)	Less than $0.01 per share.
(4)
The Adviser has contractually agreed, effective December 29, 2016 through at least January 5, 2026, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.00%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

The accompanying notes are an integral part of these financial statements.

13

JACOB DISCOVERY FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS
The table below sets forth financial data for a share of the Fund outstanding throughout each year presented.

	Year Ended August 31,
	2025	2024	2023	2022	2021
Per Share Data:
Net asset value, beginning of year	$22.01	$20.75	$22.09	$41.51	$24.65
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.06)	(0.24)	(0.43)	(0.64)	(0.69)
Net realized and unrealized gain (loss) on investment transactions	5.92	1.50	(0.91)	(17.99)	19.66
Total from investment operations	5.86	1.26	(1.34)	(18.63)	18.97
Less distributions from net investment income	—	—	—	(0.07)	—
Less distributions from net realized gains	—	—	—	(0.73)	(2.24)
Paid in capital from redemption fees(2)	0.00(3)	0.00(3)	0.00(3)	0.01	0.13
Net asset value, end of year	$27.87	$22.01	$20.75	$22.09	$41.51
Total return	26.62%	6.07%	−6.07%	−45.66%	81.58%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$6,900	$7,350	$12,270	$21,897	$81,297
Ratio of gross operating expenses (prior to waiver) to average net assets	3.14%	3.03%	2.54%	2.11%	1.97%
Ratio of net operating expenses (after waiver) to average net assets(4)	2.30%(5)	2.30%	2.30%	2.01%	1.85%
Ratio of net investment loss (prior to waiver) to average net assets	(1.08)%	(1.90)%	(2.22)%	(2.11)%	(1.86)%
Ratio of net investment loss (after waiver) to average net assets(4)	(0.24)%(5)	(1.17)%	(1.98)%	(2.01)%	(1.74)%
Portfolio turnover rate	26%	20%	16%	23%	32%

(1)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.
(2)	Paid in capital from redemption fees per share represents redemption fees divided by the average shares outstanding throughout the year.
(3)	Less than $0.01 per share.
(4)
The Adviser has contractually agreed, effective December 29, 2016 through at least January 5, 2025, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.30%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses. Prior to October 25, 2024, the Adviser has agreed to waive 0.10% of the 0.35% Plan fee.

(5)
On October 25, 2024, pursuant to an agreement between Jacob Funds Inc., on behalf of the Fund, the Board approved an amended and restated distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, to reduce the Plan related expenses from 0.35% to 0.25% of average daily net assets on an annual basis.

The accompanying notes are an integral part of these financial statements.

14

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2025
NOTE 1 – DESCRIPTION OF ORGANIZATION
Jacob Funds Inc. (the “Corporation”) was organized as a Maryland corporation on July 13, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series. The Corporation currently consists of three “diversified” series, the Jacob Internet Fund (the “Internet Fund”), the Jacob Small Cap Growth Fund (the “Small Cap Growth Fund”) and the Jacob Discovery Fund (the “Discovery Fund”). each a “Fund”, collectively the “Funds”, and the authorized capital stock of the Corporation consists of twenty billion shares of stock having a par value of one-tenth of one cent ($0.001) per share. The primary investment objective of the Internet Fund is long-term growth of capital with current income as a secondary objective. The primary investment objective of each of the Small Cap Growth Fund and Discovery Fund is long-term growth of capital.
The Investor Class shares of the Internet Fund commenced operations on December 14, 1999. The Small Cap Growth Fund commenced operations on February 1, 2010 when it acquired the assets and liabilities of the Rockland Small Cap Growth Fund series of Rockland Funds Trust in a reorganization transaction (the Small Cap Growth Fund is the successor fund to the Rockland Small Cap Growth Fund). The Small Cap Growth Fund acquired the Class I and Class R shares of the Jacob Small Cap Growth Fund II (formerly, PineBridge US Small Cap Growth Fund) series of Jacob Funds II (formerly, the PineBridge Mutual Funds) (the “Predecessor Small Cap Growth Fund”) on November 12, 2012. The Small Cap Growth Fund acquired the Investor Class shares of the Jacob Wisdom Fund series of the Corporation on August 26, 2016. Effective December 31, 2020, the name of the Jacob Micro Cap Growth Fund was changed to the Jacob Discovery Fund. The Discovery Fund commenced operations on November 12, 2012 when it acquired the assets and liabilities of the Jacob Micro Cap Growth Fund (formerly, PineBridge US Micro Cap Growth Fund) series of Jacob Funds II (the “Predecessor Micro Cap Growth Fund”) in a reorganization transaction (the Discovery Fund is the successor fund to the Predecessor Micro Cap Growth Fund).
The Small Cap Growth Fund and Discovery Fund currently offer Investor Class and Institutional Class shares. The Internet Fund currently offers one class of shares. Each share of each class of a Fund represents an equal pro rata interest in such Fund and provides the shareholder the same voting, dividend, and other rights, except that shareholders of each class of a Fund have exclusive voting rights regarding any matter relating solely to that particular class.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and follow accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”.
(a)
Investment Valuation. Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last.

The Funds adhere to fair valuation accounting standards which provide an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the

15

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2025(Continued)
assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.
Summary of Fair Value Exposure
Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Internet Fund’s investments as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Common Stocks
Arrangement of Transportation of Freight & Cargo	$2,640,259	$—	$—	$2,640,259
Auto Dealers & Gasoline Stations	1,755,600	—	—	1,755,600
Business Services, nec	10,682,143	—	—	10,682,143
Communications Equipment	2,866,997	—	—	2,866,997
Computer Peripheral Equipment	1,249,586	—	—	1,249,586
Computer Processing & Data Preparation	6,406,915	—	—	6,406,915
Computer Programming, Data Processing, Etc.	12,713,688	—	—	12,713,688
Finance Services	6,509,272	—	—	6,509,272
Miscellaneous Amusement & Recreation	7,701,684	—	—	7,701,684
Miscellaneous Plastics Products	504,000	—	—	504,000
Mortgage Bankers & Loan Correspondents	1,528,220	—	—	1,528,220
Patent Owners & Lessors	1,080,964	—	—	1,080,964
Personal Services	1,977,381	—	—	1,977,381
Real Estate	5,727,572	—	—	5,727,572
Semiconductors & Related Devices	1,069,770	—	—	1,069,770
Total Common Stocks	64,414,051	—	—	64,414,051
Short-Term Investments
Total Investments Purchased With Proceeds From Securities Lending	4,536,567	—	—	4,536,567
Money Market Fund	207,568	—	—	207,568
Total Short-Term Investments	4,744,135	—	—	4,744,135
Total Investments in Securities	$69,158,186	$—	$—	$69,158,186

16

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2025(Continued)
The following is a summary of the inputs used to value the Small Cap Growth Fund’s investments as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Common Stocks
Biological Products (No Diagnostic Substances)	$504,423	$—	$—	$504,423
Business Services, nec	818,307	—	—	818,307
Communications Equipment	417,965	—	—	417,965
Computer Peripheral Equipment	162,060	—	—	162,060
Computer Processing & Data Preparation	661,372	—	—	661,372
Computer Programming, Data Processing, Etc.	1,468,762	—	—	1,468,762
Finance Services	178,780	—	—	178,780
Industrial Organic Chemicals	243,096	—	—	243,096
Medical Laboratories	1,398,438	—	—	1,398,438
Miscellaneous Amusement & Recreation	381,226	—	—	381,226
Motion Picture & Video Tape Production	259,900	—	—	259,900
Patent Owneres & Lessors	139,725	—	—	139,725
Personal Services	293,360	—	—	293,360
Pharmaceutical Preparations	1,356,991	—	—	1,356,991
Real Estate	813,748	—	—	813,748
Semiconductors & Related Devices	103,858	—	—	103,858
Surgical & Medical Instruments & Apparatus	806,442	—	—	806,442
Total Common Stocks	10,008,453	—	—	10,008,453
Short-Term Investments
Total Investments Purchased With Proceeds From Securities Lending	768,517	—	—	768,517
Money Market Fund	52,248	—	—	52,248
Total Short-Term Investments	820,765	—	—	820,765
Total Investments in Securities	$10,829,218	$—	$—	$10,829,218

The following is a summary of the inputs used to value the Discovery Fund’s investments as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Common Stocks
Advertising	$395,577	$—	$—	$395,577
Arrangement of Transportation of Freight & Cargo	741,280	—	—	741,280
Auto Dealers & Gasoline Stations	389,400	—	—	389,400
Biological Products (No Diagnostic Substances)	181,736	—	—	181,736
Business Services, nec	1,230,080	—	—	1,230,080
Calculating & Accounting Machines (No Electronic Computers)	199,193	—	—	199,193
Communications Equipment	771,115	—	—	771,115
Computer Peripheral Equipment	368,354	—	—	368,354
Computer Processing & Data Preparation	669,214	—	—	669,214
Consumer Credit Reporting, Collection Agencies	136,372	—	—	136,372
Functions Related to Depository Banking, nec	604,897	—	—	604,897
Gold and Silver Ores	583,160	—	—	583,160

17

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2025(Continued)

	Level 1	Level 2	Level 3	Total
Common Stocks - (Continued)
Help Supply Services	$455,924	$—	$—	$455,924
Industrial Organic Chemicals	256,279	—	—	256,279
Medical Laboratories	2,204,005	—	—	2,204,005
Metal Mining	359,480	—	—	359,480
Mining & Quarrying of Nonmetallic Minerals (No Fuels)	250,988	—	—	250,988
Miscellaneous Amusement & Recreation	626,225	—	—	626,225
Miscellaneous Plastics Products	168,000	—	—	168,000
Motion Picture & Video Tape Production	706,403	—	—	706,403
Orthopedic, Prosthetic & Surgical Appliances & Supplies	199,750	—	—	199,750
Patent Owners & Lessors	227,205	—	—	227,205
Personal Services	461,017	—	—	461,017
Pharmaceutical Preparations	2,258,595	—	—	2,258,595
Real Estate	221,459	—	—	221,459
Semiconductors & Related Devices	120,704	—	—	120,704
Surgical & Medical Instruments & Apparatus	836,479	—	—	836,479
Total Common Stocks	15,622,891	—	—	15,622,891
Preferred Stocks
Advertising Agencies	—	—	8,808	8,808
Short-Term Investments
Total Investments Purchased With Proceeds From Securities Lending	1,548,841	—	—	1,548,841
Money Market Fund	342,581	—	—	342,581
Total Short-Term Investments	1,891,422	—	—	1,891,422
Total Investments in Securities	$17,514,313	$—	$8,808	$17,523,121

(a)	Certain non-U.S. dollar demoninated securities use systematic fair valuation.
The following is a reconciliation of Level 3 investments for the period from September 1, 2024 to August 31, 2025:

Preferred Stocks
Beginning Balance – September 1, 2024	$10,577
Acquisitions	—
Change in unrealized appreciation (depreciation)	(1,769)
Ending Balance – August 31, 2025	$8,808
Change in unrealized appreciation/deprecation on investments still held at August 31, 2025	$(1,769)

The Discovery Fund received preferred shares of SRAX, Inc. (the “Company”) as part of a corporate action spin off from the parent security, SRAX, Inc. – common stock on September 28, 2021. The corporate action noted that the preferred shares will hold approximately $6.5 million worth of Sequire client stock, the Company’s SasS data platform. During year ended August 31, 2025, the Adviser determined the fair value of the preferred shares of SRAX, Inc. considering available information including the percentage of cost factor transferred to the preferred shares, underlying value of the positions, and disclosures made by the Company in its financial reporting. The preferred shares of SRAX, Inc. are non-transferrable and non-tradable.

18

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2025(Continued)
(b)
Investment Transactions and Investment Income. Investment transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Interest income is recognized on the accrual basis.

(c)
Expenses. Expenses that are not attributable to a particular Fund are typically allocated in proportion to each Fund’s respective net assets. Expenses, other than those which are class specific, are allocated to a particular share class in proportion to each class’s respective net assets. Expenses are recorded on an accrual basis.

(d)
Foreign Currency Transactions. The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
(e)
Distributions to Shareholders. The Funds record distributions to shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and distributed annually. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications are made in the capital accounts in the period that the differences arise. The reclassifications have no effect on net assets or net asset value per share.

(f)
Federal Income Taxes. The Funds comply with provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of the Funds’ taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

The Funds follow accounting standards regarding recognition and measurement of tax positions taken on a tax return. No material uncertain tax positions existed as of August 31, 2025. As a result, the Funds have not recorded any liabilities for uncertain tax positions as of August 31, 2025. The standards require the Funds to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Open tax years are those that are open for examinations by taxing authorities. As of August 31, 2025, open federal tax years include the tax years ended August 31, 2022 through August 31, 2024.
(g)
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(h)
Contingencies and Commitments. The Funds indemnify the Corporation’s Officers and Directors for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Corporation generally expects the risk of loss to be remote.

(i)
New Accounting Prouncement. In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a

19

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2025(Continued)
segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the principal financial officer, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
Note 3 – Capital Share Transactions
At August 31, 2025, there were twenty billion shares, $0.001 par value, authorized for the Corporation. Transactions in shares of the Internet Fund were as follows:
Investor Class

	Year Ended August 31,
	2025		2024
	Shares	Amount	Shares	Amount
Sales	1,762,930	$10,795,538	362,431	$1,712,190
Reinvestments	—	—	—	—
Redemptions	(2,717,474)	(15,489,840)	(2,364,476)	(10,958,991)
Redemption fees	—	62,729	—	4,918
Net decrease	(954,544)	$(4,631,573)	(2,002,045)	$(9,241,883)
Shares Outstanding:
Beginning of year	9,507,937		11,509,982
End of year	8,553,393		9,507,937
Total decrease for the Fund		$(4,631,573)		$(9,241,883)

Transactions in shares of the Small Cap Growth Fund were as follows:
Institutional Class

	Year Ended August 31,
	2025		2024
	Shares	Amount	Shares	Amount
Sales	28,520	$651,559	6,414	$114,295
Reinvestments	—	—	—	—
Redemptions	(28,702)	(586,535)	(44,188)	(748,025)
Redemption fees	—	1,982	—	2,212
Net increase (decrease)	(182)	$67,006	(37,774)	$(631,518)
Shares Outstanding:
Beginning of year	217,253		255,027
End of year	217,071		217,253

20

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2025(Continued)
Investor Class

	Year Ended August 31,
	2025		2024
	Shares	Amount	Shares	Amount
Sales	30,531	$704,669	27,223	$460,726
Reinvestments	—	—	—	—
Redemptions	(33,150)	(702,346)	(62,118)	(1,069,278)
Redemption fees	—	1,282	—	1,709
Net increase (decrease)	(2,619)	$3,605	(34,895)	$(606,843)
Shares Outstanding:
Beginning of year	150,877		185,772
End of year	148,258		150,877
Total increase (decrease) for the Fund		$70,611		$(1,238,361)

Transactions in shares of the Discovery Fund were as follows:
Institutional Class

	Year Ended August 31,
	2025		2024
	Shares	Amount	Shares	Amount
Sales	17,507	$482,670	12,456	$283,185
Reinvestments	—	—	—	—
Redemptions	(58,719)	(1,449,007)	(107,982)	(2,412,883)
Redemption fees	—	15	—	62
Net decrease	(41,212)	$(966,322)	(95,526)	$(2,129,636)
Shares Outstanding:
Beginning of year	338,638		434,164
End of year	297,426		338,638

Investor Class

	Year Ended August 31,
	2025		2024
	Shares	Amount	Shares	Amount
Sales	16,212	$406,364	15,166	$313,545
Reinvestments	—	—	—	—
Redemptions	(102,566)	(2,362,368)	(272,593)	(5,658,488)
Redemption fees	—	12	—	65
Net decrease	(86,354)	$(1,955,992)	(257,427)	$(5,344,878)
Shares Outstanding:
Beginning of year	333,912		591,339
End of year	247,558		333,912
Total decrease for the Fund		$(2,922,314)		$(7,474,514)

A 2% redemption fee is assessed on any shares of the Internet, Small Cap Growth and Discovery Funds, except those received from reinvested distributions, that are sold within 30 days following their purchase date.

21

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2025(Continued)
From time to time, the Funds may have a concentration of shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds. The following table shows the number of shareholders owning greater than 10% of the outstanding shares in each of the Funds at August 31, 2025:

Fund	Number of shareholders owning greater than 10% of outstanding Fund shares
Internet Fund Investor Class	2
Small Cap Growth Fund Institutional Class	3
Small Cap Growth Fund Investor Class	3
Discovery Fund Institutional Class	2
Discovery Fund Investor Class	2

NOTE 4 – INVESTMENT TRANSACTIONS
During the fiscal year ended August 31, 2025, purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Internet Fund	$30,458,231	$35,929,354
Small Cap Growth Fund	4,395,855	4,608,253
Discovery Fund	3,619,260	6,901,644

The Funds did not purchase long-term U.S. Government securities as a part of their investment strategies during the fiscal year ended August 31, 2025.
NOTE 5 – TAX INFORMATION
At August 31, 2025, the components of accumulated earnings/(losses) on a tax basis for the Funds were as follows:

	Internet Fund	Small Cap Growth Fund	Discovery Fund
Cost of Investments	$56,010,092	$8,285,822	$19,418,733
Gross unrealized appreciation	24,378,149	4,116,713	5,910,830
Gross unrealized depreciation	(11,230,055)	(1,573,317)	(7,806,442)
Net unrealized appreciation (depreciation)	$13,148,094	$2,543,396	$(1,895,612)
Undistributed ordinary income	1,089,948	—	82,383
Undistributed long-term capital gains	—	—	—
Total distributable earnings	$1,089,948	$—	$82,383
Other accumulated losses	$—	$(880,363)	$(23,690,179)
Total accumulated losses	$14,238,042	$1,663,033	$(25,503,408)

22

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2025(Continued)
The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of losses on wash sales and tax adjustments on Passive Foreign Investment Companies (“PFICs”). To the extent the Funds realize future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover. At August 31, 2024, the Funds had the following capital loss carryovers and capital loss utilized:

	Capital Loss Carryover		Capital Loss Utilized
	Short Term	Long Term	Short Term	Long Term
Jacob Internet Fund	$—	$—	$—	$7,908,011
Jacob Small Cap Growth Fund	—	733,211	248,674	395,566
Jacob Discovery Fund	4,538,245	19,151,934	—	—

As of the fiscal year end August 31, 2025, the Funds’ most recent fiscal year end, no Funds had deferred, on a tax basis, any post-October losses.
For the fiscal year ended August 31, 2025, the Funds’ most recent fiscal year end, the following funds deferred late year losses in the following amounts:

Internet Fund	Small Cap Growth Fund	Discovery Fund
$ —	$147,152	$ —

The Funds did not pay distributions during the fiscal years ended August 31, 2025 and August 31, 2024, respectively.
Reclassification Adjustments: GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2025, permanent differences, due to net operating losses, in book and tax accounting have been reclassified to capital and distributable earnings for the Funds as follows:

	Internet Fund	Small Cap Growth Fund	Discovery Fund
Distributable Earnings	$ —	$170,830	$(3,120)
Capital Stock	—	(170,830)	3,120

NOTE 6 – INVESTMENT ADVISORY AND OTHER AGREEMENTS
The Corporation has entered into Investment Advisory Agreements (the “Advisory Agreements”) with Jacob Asset Management of New York LLC (the “Adviser”), with whom certain Officers and a Director of the Board are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Advisory Agreements, the Corporation compensates the Adviser for its management services based on an annual rate of 0.80% of the Small Cap Growth Fund’s average daily net assets up to $250 million and 0.70% of annual average daily net assets over $250 million.
Effective June 1, 2021, the Corporation compensates the Adviser for its management services based on an annual rate of 1.25% of the Internet Fund’s average daily net assets up to $250 million and 0.90% of annual average net assets over $250 million and 1.10% of the Discovery Fund’s average daily net assets up to $250 million and 0.80% of annual average daily net assets over $250 million.
The Adviser has contractually agreed to waive its advisory fees in an amount up to an annual rate of 0.10% of the Internet Fund’s average daily net assets to the extent the Internet Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.95% for Investor Class shares average daily net assets through at least January 5, 2026. The Adviser has the ability to recoup amounts waived for a period of thirty-six months following such fee waivers to the extent that such recoupment by the Adviser will not cause the Internet Fund to exceed any applicable expense limitation in place when the fee was waived. For the fiscal year ended August 31, 2025, the Adviser did not waive any fees with respect to the Internet Fund.
Effective November 12, 2012 (date of reorganization of the Predecessor Small Cap Growth Fund into the Small Cap Growth Fund), the Adviser contractually agreed to waive up to 100% of its advisory fee to the extent the Small Cap

23

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2025(Continued)
Growth Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.25% and 1.95% for Investor Class and Institutional Class Shares, respectively, of each class’s average daily net assets through at least January 5, 2026. The Adviser has the ability to recoup amounts waived for a period of thirty-six months following such fee waivers to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation in place when the fee was waived. For the fiscal year ended August 31, 2025, fees of $60,545 were waived by the Adviser with respect to the Small Cap Growth Fund.
Effective December 29, 2016, the Adviser contractually agreed to waive up to 100% of its advisory fee to the extent the Discovery Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.30% and 2.00% for Investor Class and Institutional Class shares, respectively, of each class’s average daily net assets through at least January 5, 2026. The Adviser has the ability to recoup amounts waived for a period of thirty-six months following such fee waivers to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation in place when the fee was waived. For the fiscal year ended August 31, 2025, fees of $123,331 were waived by the Adviser with respect to the Discovery Fund. The amounts below are eligible for recoupment by the Adviser, however, the Adviser has not begun recouping as of August 31, 2025.
Following is a schedule of when fees may be recouped:

Internet Fund	Small Cap Growth Fund	Discovery Fund	Expiration
$—	$63,547	$75,376	August 31, 2026
—	56,241	117,505	August 31, 2027
	60,545	123,331	August 31, 2028
$—	$180,333	$316,212

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) and an indirect wholly owned subsidiary of U.S. Bancorp, serves as transfer agent, administrator and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds. All providers receive customary fees for services rendered.
NOTE 7 – DISTRIBUTION AND SERVICE PLAN
The Corporation, on behalf of the Internet Fund, has adopted a distribution and service plan (the “Internet Fund Plan”), pursuant to Rule 12b-1 under the 1940 Act. The Internet Fund Plan provides that the Internet Fund will compensate the Adviser 0.25% per annum of the Investor Class shares of the Internet Fund’s average daily net assets for certain expenses and costs incurred in connection with providing shareholder servicing and maintaining shareholder accounts and to compensate parties with which it has written agreements and whose clients own shares of the Internet Fund for providing servicing to their clients (“Shareholder Servicing Fee”). The Internet Fund Plan also provides for a distribution fee equal to 0.10% of the Investor Class shares of the Internet Fund’s average daily net assets on an annual basis (“Asset Based Sales Charge”). The fee is used to compensate Quasar Distributors, LLC, the Funds’ distributor (the “Distributor”), for basic distribution services, out of pocket expenses incurred in connection with activities to sell Internet Fund shares, advertising, compliance reviews, and licensing of the Adviser’s staff. The Distributor may make payments from time to time from the Asset Based Sales Charge to broker-dealers and other financial professionals whose clients are Internet Fund shareholders for providing distribution assistance and promotional support to the Internet Fund. Remaining amounts of the Asset Based Sales Charge may be used to satisfy distribution costs as directed by the Adviser. Effective September 1, 2016 through October 25, 2024 , the Board determined to reduce such fees payable under the Internet Fund Plan from 0.35% to 0.25% of the Internet Fund’s average daily net assets on an annual basis. On October 25, 2024, pursuant to an agreement between Jacob Funds Inc., on behalf of the Internet Fund, the Board approved an amended and restated Internet Fund Plan to reduce the Internet Fund’s Plan related expenses from 0.35% to 0.25% of average daily net assets on an annual basis. The Internet Fund incurred $132,054 in expenses pursuant to the Internet Fund Plan for the fiscal year ended August 31, 2025.

24

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2025(Continued)
The Corporation, on behalf of the Small Cap Growth Fund and Discovery Fund, has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Rule 12b-1 provides that an investment company that bears any direct or indirect expense of distributing its shares must do so only in accordance with the Plan as permitted by Rule 12b-1. Pursuant to the Plan, the Small Cap Growth Fund and Discovery Fund make payments to the Distributor, the Adviser, financial intermediaries or others to reimburse such parties for distribution and/or shareholder servicing activity in an amount not to exceed 0.35% of the average daily net assets of the Investor Class shares of the Small Cap Growth and Discovery Funds on an annual basis. Effective September 1, 2016 through October 25, 2024, the Board determined to reduce such fees payable under the Plan from 0.35% to 0.25% of the average daily net assets of the Investor Class shares of the Small Cap Growth and Discovery Funds. On October 25, 2024, pursuant to an agreement between Jacob Funds Inc., on behalf of the Small Cap and Discovery Fund, the Board approved an amended and restated Plan, which reduced Plan-related expenses from 0.35% to 0.25% of average daily net assets on an annual basis. The distribution fees are “asset based” sales charges and, therefore, long-term shareholders may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority (FINRA). The Small Cap Growth Fund incurred $7,541 and the Discovery Fund incurred $16,048 in expenses pursuant to the Plan for the fiscal year ended August 31, 2025.
NOTE 8 – INDUSTRY CONCENTRATION RISK
Internet and Internet-Related Industries Risk: The Internet Fund invests a significant portion of its assets in Internet and Internet-related industries and thus the value of the Fund’s shares may be susceptible to factors affecting such industries, including factors affecting the computer/Internet technology area generally, and may be susceptible to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities not concentrated in any particular area or industry. Companies in Internet and Internet-related industries face special risks associated with the rapidly changing field of computer/Internet technology. For example, their products or services may not prove commercially successful or may become obsolete quickly. The computer/Internet technology area may be subject to greater governmental regulation than many other areas and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on these areas. Additionally, companies in these areas may be subject to risks of developing technologies, competitive pressures and other factors and are dependent upon consumer and business acceptance as new technologies evolve. Many Internet and Internet-related companies incur large losses in the hope of capturing market share and generating future revenues, but may never be profitable.
Science and Technology Risk: The Funds’ investments in science and technology companies expose the Small Cap Growth Fund and Discovery Fund to special risks. For example, rapid advances in science and technology might cause existing products to become obsolete, and the Fund’s returns could suffer to the extent it holds an affected company’s shares. Companies in a number of science and technology industries are also subject to more government regulations and approval processes than many other industries. This fact may affect a company’s overall profitability and cause its stock price to be more volatile. Additionally, science and technology companies are dependent upon consumer and business acceptance as new technologies evolve.
NOTE 9 – SECURITIES LENDING
The Funds may lend up to 33 1/3% of the securities in its portfolios to brokers, dealers, and other financial organizations that meet capital and other credit requirements under terms of participation in a securities lending program administered by U.S. Bank N.A. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% (for loans of U.S. securities) or 105% (for loans of foreign securities) of the market value of the securities loaned. The Fund has the right under the terms of the lending agreement to recall the securities from the borrower on demand.
The borrower of any securities will pay the Funds any accrued income while the securities are on loan. The cash collateral received is invested in a money market fund which is redeemable on demand.
There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. As a result, the Funds may lose money.
The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide the Funds, in

25

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2025(Continued)
the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.
As of August 31, 2025, the following Funds had equity securities on loan which are presented gross on the Statement of Assets and Liabilities:

	Market Value	Collateral Value
Internet Fund	$4,321,794	$4,536,567
Small Cap Growth Fund	697,118	768,517
Discovery Fund	1,425,893	1,548,841

The fees and interest income earned through the securities lending program are reflected in the Statement of Operations. The collateral value pledged from the counterparty as of the end of the reporting period exceed the value of securities out on loan.
NOTE 10 – SUBSEQUENT EVENTS
On October 24, 2025, the Board approved Hayden Cook to replace Francis Alexander as Secretary, Treasurer and Principal Financial Officer of Jacob Funds Inc. effective as of January 2, 2026. The Funds’ management has evaluated these changes and determined that they will not have a material impact on the Fund’s financial statements as of August 31, 2025.

26

JACOB FUNDS INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Jacob Internet Fund, Jacob Small Cap Growth Fund, and Jacob Discovery Fund and Board of Directors of Jacob Funds Inc.
Opinion on the Financial Statements
Jacob Internet Fund, Jacob Small Cap Growth Fund, and Jacob Discovery Fund (the “Funds”), each a series of Jacob Funds Inc., as of August 31, 2025, the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial highlights for the years ended August 31, 2022, and prior, were audited by other auditors whose report dated October 27, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodians and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
October 29, 2025

27

JACOB FUNDS INC.
ADDITIONAL TAX INFORMATION
August 31, 2025 (Unaudited)
For the year ended August 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%. The percentage of dividends declared from net investment income designated as qualified income is as follows:

Internet Fund	0.00%
Small Cap Growth Fund	0.00%
Discovery Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended August 31, 2025 is as follows:

Internet Fund	0.00%
Small Cap Growth Fund	0.00%
Discovery Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) is as follows:

Internet Fund	0.00%
Small Cap Growth Fund	0.00%
Discovery Fund	0.00%

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Service Section 852(b)(3)(C), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended August 31, 2025:

Internet Fund	$0.00
Small Cap Growth Fund	$0.00
Discovery Fund	$0.00

28

JACOB FUNDS INC.
ADDITIONAL TAX INFORMATION
August 31, 2025 (Unaudited)(Continued)
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

29

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Jacob Funds Inc.

By (Signature and Title)	/s/ Ryan Jacob
Ryan Jacob, President/Principal Executive Officer

Date	10/31/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan Jacob
Ryan Jacob, President/Principal Executive Officer

Date	10/31/2025

By (Signature and Title)	/s/ Francis Alexander
Francis J. Alexander, Treasurer/Principal Financial Officer

Date	11/3/2025

* Print the name and title of each signing officer under his or her signature.